Share-based plans (Details) € / shares in Units, € in Thousands				9 Months Ended
	Aug. 01, 2026 shares item	Jul. 01, 2026 EUR (€) shares item € / shares	Mar. 01, 2026 shares item	Sep. 30, 2026 EUR (€) € / shares
MB LTIP 2024+
Share-based plans
Number of shares allocated	15,726		243,741
Performance period (in years)	3 years		3 years
Number of performance targets | item	3		3
Total fair value of awards granted | €				€ 8,793
Weighted average grant date fair value | € / shares				€ 33.89
Vesting period	4 years		4 years
Grant value cap (as a percent)				400.00%
LTIP 2025+
Share-based plans
Number of shares allocated		1,711,703
Performance period (in years)		3 years
Number of performance targets | item		3
Vesting period		3 years
LTIP 2025+ | Equity-settled plans
Share-based plans
Number of shares allocated		1,583,231
Total fair value of awards granted | €		€ 56,648
Weighted average grant date fair value | € / shares		€ 35.78
LTIP 2025+ | Cash-settled plans
Share-based plans
Number of shares allocated		128,472
Total fair value of awards granted | €		€ 4,597
Weighted average grant date fair value | € / shares		€ 35.78